Quantitative Information about Level 3 Fair Value Measurements (Detail) (USD $)	12 Months Ended
Sep. 30, 2012
Impaired Loans
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value	$ 2,925,972
Valuation Technique	Property appraisals
Unobservable Input	Management discount for property type and recent market volatility
Weighted Average Discount	35.00%
Real Estate Investment
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value	$ 24,009,961
Valuation Technique	Property appraisals
Unobservable Input	Management discount for property type and recent market volatility
Weighted Average Discount	31.00%
Minimum | Impaired Loans
Fair Value Inputs, Assets, Quantitative Information [Line Items]
General Range	10.00%
Minimum | Real Estate Investment
Fair Value Inputs, Assets, Quantitative Information [Line Items]
General Range	20.00%
Maximum | Impaired Loans
Fair Value Inputs, Assets, Quantitative Information [Line Items]
General Range	55.00%
Maximum | Real Estate Investment
Fair Value Inputs, Assets, Quantitative Information [Line Items]
General Range	40.00%